Customer deposits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Customer Deposits Note Tables [Line Items]
Disclosure Of Customer Deposits Explanatory
a) Amounts due to banks and Customer deposits
USD m 31.12.25 31.12.24
Amounts due to banks 24,434 23,347
Customer deposits 796,330 749,476
of which: demand deposits 265,805 224,982
of which: retail savings / deposits 230,770 182,273
of which: sweep deposits 41,460 41,935
of which: time deposits
1
258,294 300,284
Total amounts due to banks and customer deposits 820,764 772,822
1 Includes customer deposits in UBS AG Jersey Branch and UBS AG Guernsey Branch placed by UBS Switzerland AG and UBS AG Swiss Branch on behalf of their clients.

Funding From Group Explanatory
b) Funding from UBS Group AG measured at amortized cost
USD m 31.12.25 31.12.24
Debt contributing to total loss-absorbing capacity (TLAC) 83,773 87,036
Debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments
1
19,600 14,585
Debt eligible as low-trigger loss-absorbing additional tier 1 capital instruments 1,245
Other
2
7,242 5,051
Total funding from UBS Group AG measured at amortized cost
3,4
110,614 107,918
1 For 31 December 2025,
includes USD
13.0 bn (31 December 2024: USD 6.9
bn) that is, upon the occurrence
of a trigger event or a viability
event, subject to conversion into ordinary
UBS shares.
2 Includes debt
no longer eligible as TLAC having a residual maturity of less than one year and one debt instrument that ceased to be eligible when UBS Group AG issued a notice of redemption of the instrument in the fourth quarter
of 2025.
3 Total
funding from
UBS Group
AG measured
at amortized
cost consists
of subordinated
debt of
UBS AG
and its
subsidiaries toward
UBS Group
AG. Subordinated
debt consists
of unsecured
debt
obligations that
are contractually
subordinated in
right of
payment to
all other
present and
future non-subordinated
obligations of
the respective
issuing entity.
All instruments
contributing to
TLAC have
been
subordinated since 1 January 2020.
4 UBS AG has also recognized funding from UBS Group AG that is designated at fair value.
Refer to Note 18b for more information.